Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other receivables and prepayments

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Deposits	4,273	7,603
Prepayment for goods and service	10,694	27,568
Prepayment for rental expenses	1,216	694
Others	3,820	7,032

	20,003	42,897
Less: provision for impairment	(477)	(477)

	19,526	42,420